Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 88.3%	Shares	Value
Communication Services - 14.1%
Alphabet, Inc. - Class A	880	$179,538
Alphabet, Inc. - Class C	833	171,265
Charter Communications, Inc. - Class A (a)(b)	53	18,311
Comcast Corp. - Class A	1,414	47,595
Electronic Arts, Inc.	97	11,922
Meta Platforms, Inc. - Class A	328	226,051
Netflix, Inc. (a)	158	154,328
Take-Two Interactive Software, Inc. (a)	65	12,058
T-Mobile US, Inc. (b)	430	100,177
Trade Desk, Inc. - Class A (a)(b)	167	19,820
Warner Bros Discovery, Inc. (a)	909	9,490
		950,555

Consumer Discretionary - 13.4%
Airbnb, Inc. - Class A (a)	160	20,987
Amazon.com, Inc. (a)	1,584	376,484
Booking Holdings, Inc.	12	56,851
DoorDash, Inc. - Class A (a)	144	27,192
Lululemon Athletica, Inc. (a)	44	18,225
Marriott International, Inc. - Class A	103	29,931
MercadoLibre, Inc. (a)	19	36,522
O'Reilly Automotive, Inc. (a)	21	27,183
PDD Holdings, Inc. - ADR (a)(b)	247	27,642
Ross Stores, Inc.	123	18,519
Starbucks Corp.	420	45,226
Tesla Motors, Inc. (a)	546	220,911
		905,673

Consumer Staples - 4.8%
Coca-Cola Europacific Partners PLC	171	13,432
Costco Wholesale Corp.	164	160,700
Keurig Dr Pepper, Inc.	503	16,146
Mondelez International, Inc. - Class A	495	28,705
Monster Beverage Corp. (a)	360	17,536
PepsiCo, Inc.	508	76,551
The Kraft Heinz Co.	448	13,368
		326,438

Energy - 0.5%
Baker Hughes Co.	367	16,948
Diamondback Energy, Inc.	108	17,751
		34,699

Financials - 0.5%
PayPal Holdings, Inc. (a)	371	32,863

Health Care - 4.6%
Amgen, Inc.	199	56,799
AstraZeneca PLC - ADR	216	15,284
Biogen, Inc. (a)	54	7,772
DexCom, Inc. (a)	145	12,590
GE HealthCare Technologies, Inc.	169	14,923
Gilead Sciences, Inc.	462	44,906
IDEXX Laboratories, Inc. (a)	30	12,662
Intuitive Surgical, Inc. (a)	132	75,488
Regeneron Pharmaceuticals, Inc. (a)	40	26,919
Vertex Pharmaceuticals, Inc. (a)	95	43,860
		311,203

Industrials - 4.1%
Automatic Data Processing, Inc.	151	45,755
Axon Enterprise, Inc. (a)	28	18,261
Cintas Corp.	149	29,885
Copart, Inc. (a)	357	20,681
CSX Corp.	715	23,502
Fastenal Co.	212	15,527
Honeywell International, Inc.	241	53,916
Old Dominion Freight Line, Inc.	79	14,663
PACCAR, Inc.	194	21,511
Paychex, Inc.	133	19,640
Verisk Analytics, Inc.	52	14,947
		278,288

Information Technology - 43.7%(c)
Adobe, Inc. (a)	163	71,304
Advanced Micro Devices, Inc. (a)	601	69,686
Analog Devices, Inc.	184	38,988
ANSYS, Inc. (a)	32	11,216
Apple, Inc.	2,276	537,135
Applied Materials, Inc.	305	55,007
AppLovin Corp. - Class A (a)	111	41,024
ARM Holdings PLC - ADR (a)(b)	47	7,499
ASML Holding NV	33	24,397
Atlassian Corp. - Class A (a)(b)	60	18,407
Autodesk, Inc. (a)	80	24,907
Broadcom, Inc.	1,163	257,337
Cadence Design System, Inc. (a)	102	30,357
CDW Corp.	49	9,758
Cisco Systems, Inc.	1,476	89,446
Cognizant Technology Solutions Corp. - Class A	184	15,200
Crowdstrike Holdings, Inc. - Class A (a)	87	34,632
Datadog, Inc. - Class A (a)	116	16,554
Fortinet, Inc. (a)	284	28,650
GlobalFoundries, Inc. (a)	205	8,501
Intel Corp.	1,598	31,049
Intuit, Inc.	104	62,557
KLA Corp.	50	36,912
Lam Research Corp.	477	38,661
Marvell Technology, Inc. (b)	321	36,228
Microchip Technology, Inc.	199	10,806
Micron Technology, Inc.	413	37,682
Microsoft Corp.	1,120	464,867
MicroStrategy, Inc. - Class A (a)	68	22,766
MongoDB, Inc. (a)	27	7,380
NVIDIA Corp.	3,688	442,818
NXP Semiconductors NV	94	19,604
ON Semiconductor Corp. (a)	158	8,270
Palantir Technologies, Inc. - Class A (a)	808	66,652
Palo Alto Networks, Inc. (a)	243	44,814
Qualcomm, Inc.	412	71,247
Roper Technologies, Inc.	40	23,026
Synopsys, Inc. (a)	57	29,952
Texas Instruments, Inc.	338	62,398
Workday, Inc. - Class A (a)	79	20,703
Zscaler, Inc. (a)	57	11,548
		2,939,945

Materials - 1.2%
Linde PLC	176	78,517

Real Estate - 0.2%
CoStar Group, Inc. (a)	152	11,643

Utilities - 1.2%
American Electric Power Co., Inc.	197	19,377
Constellation Energy Corp.	116	34,798
Exelon Corp.	372	14,880
Xcel Energy, Inc.	213	14,314
		83,369
TOTAL COMMON STOCKS (Cost $5,537,245)		5,953,193

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	218,501	218,501
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $218,501)		218,501

TOTAL INVESTMENTS - 91.5% (Cost $5,755,746)		6,171,694
Other Assets in Excess of Liabilities – 8.5%		574,867
TOTAL NET ASSETS - 100.0%		$6,746,561
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $216,081 which represented 3.2% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
January 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
NASDAQ 100 Annual Dividend Index	50	12/19/2025	$799,500	$(18,351)
NASDAQ 100 Annual Dividend Index	5	12/18/2026	83,500	479
Net Unrealized Appreciation (Depreciation)				$(17,872)

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,953,193	$–	$–	$5,953,193
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	218,501
Total Investments	$5,953,193	$–	$–	$6,171,694

Other Financial Instruments:
Futures Contracts*	479	–	–	479
Total Other Financial Instruments	$479	$–	$–	$479

Liabilities:

Other Financial Instruments:
Futures Contracts*	(18,351)	–	–	(18,351)
Total Other Financial Instruments	$(18,351)	$–	$–	$(18,351)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $218,501 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.